VANECK GAMING ETF

SCHEDULE OF INVESTMENTS

December 31, 2022 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 100.0%
Australia: 9.9%
Aristocrat Leisure Ltd.	261,777	$5,372,735
Lottery Corp. Ltd. *	936,220	2,842,358
Star Entertainment Group Ltd. * †	477,241	570,308
Tabcorp Holdings Ltd. †	1,024,482	743,023
		9,528,424
Cambodia: 0.8%
NagaCorp Ltd. (HKD) * †	859,741	755,500
China: 7.8%
Galaxy Entertainment Group Ltd. (HKD)	856,240	5,629,840
Melco Resorts & Entertainment Ltd. (ADR) *	105,149	1,209,214
SJM Holdings Ltd. (HKD) * †	1,227,500	708,639
		7,547,693
France: 2.7%
La Francaise des Jeux SAEM 144A	66,032	2,649,087
Greece: 1.5%
OPAP SA	104,679	1,476,544
Ireland: 7.8%
Flutter Entertainment Plc *	55,246	7,547,796
Japan: 1.7%
Heiwa Corp.	35,600	667,563
Sankyo Co. Ltd.	22,979	933,817
		1,601,380
Malaysia: 4.8%
Genting Bhd	1,264,700	1,286,077
Genting Malaysia Bhd	1,664,798	1,016,287
Genting Singapore Ltd. (SGD) †	3,269,200	2,329,958
		4,632,322
Malta: 1.0%
Kindred Group Plc (SEK) (SDR)	92,820	969,234
New Zealand: 0.4%
SkyCity Entertainment Group Ltd. *	231,120	346,155
	Number of Shares	Value
South Korea: 1.2%
Kangwon Land, Inc. *	64,102	$1,179,559
Sweden: 6.4%
Evolution AB 144A	62,810	6,126,983
United Kingdom: 4.8%
Entain Plc	230,721	3,655,858
Playtech Plc *	167,697	1,023,799
		4,679,657
United States: 49.2%
Boyd Gaming Corp.	34,281	1,869,343
Caesars Entertainment, Inc. *	63,053	2,623,005
Churchill Downs, Inc.	14,009	2,961,923
DraftKings, Inc. * †	225,005	2,562,807
Gaming and Leisure Properties, Inc.	95,923	4,996,629
International Game Technology Plc †	58,860	1,334,945
Las Vegas Sands Corp. * †	148,025	7,115,562
Light & Wonder, Inc. *	32,925	1,929,405
MGM Resorts International	123,278	4,133,511
Penn Entertainment, Inc. *	55,415	1,645,825
Sands China Ltd. (HKD) *	1,398,800	4,588,676
VICI Properties, Inc.	236,379	7,658,680
Wynn Macau Ltd. (HKD) * †	694,000	770,017
Wynn Resorts Ltd. *	39,175	3,230,762
		47,421,090
Total Common Stocks (Cost: $113,523,666)		96,461,424

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 0.3%
Money Market Fund: 0.3% (Cost: $244,393)
State Street Navigator Securities Lending Government Money Market Portfolio	244,393	244,393
Total Investments: 100.3% (Cost: $113,768,059)		96,705,817
Liabilities in excess of other assets: (0.3)%		(254,785)
NET ASSETS: 100.0%		$96,451,032

Definitions:

ADR	American Depositary Receipt
HKD	Hong Kong Dollar
SDR	Swedish Depositary Receipt
SEK	Swedish Krona
SGD	Singapore Dollar

Footnotes:

*	Non-income producing
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VANECK GAMING ETF

SCHEDULE OF INVESTMENTS

(continued)

†	Security fully or partially on loan. Total market value of securities on loan is $11,777,045.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted $8,776,070, or 9.1% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Consumer Discretionary	86.9%	$83,806,115
Real Estate	13.1	12,655,309
	100.0%	$96,461,424
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